CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Total	Total AXA Equitable Inc. equity	Common stock	Capital in excess of par value	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest
Beginning of year (Beginning of Year Balance as Previously Reported) (Accounting Standards Update 2010-26 [Member])					$ 8,413	$ (2,236)
Beginning of year (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])					(1,253)	(29)
Beginning of year at Dec. 31, 2008			2	5,184	7,160		2,897
Purchase/issuance/sale of AllianceBernstein Units to noncontrolling interest				(54)
Net earnings (loss)	(1,943)				(2,302)		359
Impact of implementing new accounting guidance, net of taxes	(29)					(2,265)
Impact of implementing new accounting guidance, net of taxes (FSP FAS 115-2 and FAS 124-2 [Member])					62	(62)
Other Comprehensive Income (Loss), Net Of Tax	1,328						66
Purchase of AllianceBernstein Units by noncontrolling interest							0
Purchase of AllianceBernstein Put							135
Purchase of noncontrolling interest in consolidated entity							0
Repurchase of AllianceBernstein Holding units							0
Dividends and distributions					0		(320)
Other				453			132
End of period at Dec. 31, 2009	12,738	9,469	2	5,583	4,920	(1,036)	3,269
Purchase/issuance/sale of AllianceBernstein Units to noncontrolling interest				0
Net earnings (loss)	2,459				2,224		235
Other Comprehensive Income (Loss), Net Of Tax	419						(7)
Purchase of AllianceBernstein Units by noncontrolling interest							5
Purchase of AllianceBernstein Put							0
Purchase of noncontrolling interest in consolidated entity							(5)
Repurchase of AllianceBernstein Holding units							(148)
Dividends and distributions					300		(357)
Other				10			126
End of period at Dec. 31, 2010	14,947	11,829	2	5,593	6,844	(610)	3,118
Purchase/issuance/sale of AllianceBernstein Units to noncontrolling interest				0
Net earnings (loss)	2,826				2,927		(101)
Other Comprehensive Income (Loss), Net Of Tax	292						(21)
Purchase of AllianceBernstein Units by noncontrolling interest							1
Purchase of AllianceBernstein Put							0
Purchase of noncontrolling interest in consolidated entity							(31)
Repurchase of AllianceBernstein Holding units							(140)
Dividends and distributions					379		(312)
Other				150			189
End of period at Dec. 31, 2011	$ 17,543	$ 14,840	$ 2	$ 5,743	$ 9,392	$ (297)	$ 2,703